Operating Leases (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Operating Leases, Rent Expense, Net, Total	$ 289,000	$ 65,000
Gaithersburg, Maryland [Member]
Area Of Operating Lease Property	7,200
Gaithersburg, Maryland [Member] | Lease Two [Member]
Operating Leases, Rent Expense, Net, Total	4,000
Lease Expiration Date	Aug. 31, 2017
Gaithersburg, Maryland [Member] | Lease One [Member]
Operating Leases, Rent Expense, Net, Total	6,000
Lease Expiration Date	Dec. 31, 2013
Durham, North Carolina [Member]
Area Of Operating Lease Property	16,300
Durham, North Carolina [Member] | Lease Two [Member]
Operating Leases, Rent Expense, Net, Total	6,000
Lease Expiration Date	Dec. 31, 2013
Durham, North Carolina [Member] | Lease One [Member]
Operating Leases, Rent Expense, Net, Total	$ 11,000
Lease Expiration Date	Apr. 30, 2013